Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	PSO
Entity Registrant Name	PEARSON PLC
Entity Central Index Key	0000938323
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	756,802,797
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Voluntary Filers	No
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	X0
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NYSE
Entity Address, Country	GB
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Entity Address, Address Line One	80 Strand
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC2R 0RL
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	876
Auditor Location	London, United Kingdom
Entity File Number	1-16055
Business Contact
Document Information [Line Items]
Entity Address, Country	GB
Entity Address, Address Line One	80 Strand
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC2R 0RL
Contact Personnel Name	Graeme Baldwin
City Area Code	20
Local Phone Number	7010 2000
Contact Personnel Fax Number	7010 6060
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
No Trading Symbol Flag	true